SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of Share-based Compensation [Abstract]
Disclosure of indirect measurement of fair value of goods or services received, other equity instruments granted during period
The target amount of PSUs vests as follows based on the Company’s TSR ranking compared to an industry specific peer group of eight, including the Company, (“Peer Group”):

Ferrari TSR Ranking	% of Target Awards that Vest
	CEO	SMT and Key Leaders
1	150%	150%
2	120%	120%
3	100%	100%
4	75%	—
5	50%	—
>5	0%	—
The defined Peer Group is as follows:

Ferrari	Brunello Cucinelli	Burberry	Ferragamo
Hermes	LVMH	Moncler	Richemont
The key assumptions utilized to calculate the grant-date fair values for these awards are summarized below:

Key assumptions	PSU Awards Granted in 2017	PSU Awards Granted in 2018
Grant date share price	€66.85	€113.70
Expected volatility	17.4%	16.7%
Dividend yield	1.2%	0.9%
Risk-free rate	0%	0%